Net interest income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net interest income

19 Net interest income

Net interest income
	2017	2016	2015
Interest income on loans	18,284	18,407	19,185
Interest income on impaired loans	54	69	42
Negative interest on liabilities	500	175	64

Total interest income on loans	18,838	18,651	19,291
Interest income on available-for-sale securities	1,340	1,659	1,785
Interest income on held-to-maturity securities	154	97	101
Interest income on trading derivatives	16,108	16,081	17,130
Interest income on other trading portfolio	1,028	728	677
Interest income on non-trading derivatives (no hedge accounting)	594	623	788
Interest income on non-trading derivatives (hedge accounting)	5,690	6,213	6,394
Other interest income	138	130	155

Interest income	43,890	44,182	46,321
Interest expense on deposits from banks	301	283	302
Interest expense on customer deposits	2,664	3,160	4,177
Interest expense on debt securities	2,054	2,290	2,535
Interest expense on subordinated loans	784	816	901
Interest expense on trading derivatives	16,117	16,263	17,405
Interest expense on other trading liabilities	744	210	207
Interest expense on non-trading derivatives (no hedge accounting)	895	652	652
Interest expense on non-trading derivatives (hedge accounting)	5,946	6,720	7,181
Other interest expense	331	363	360
Negative interest on assets	407	184	40

Interest expense	30,243	30,941	33,760

Net interest income	13,647	13,241	12,561

In 2017, the modest increase in total average assets combined with an improvement of the net interest margin, lead to an increase of EUR 406 million in net interest income. The modest increase in total average assets was mainly attributable to an increase in customer lending and cash and balances with central banks, largely offset by a decline in investments.

In 2016, the increase in total average assets (with the cash pool balances until March 2016 still calculated on a net basis in order to provide consistent information), combined with an improvement of the net interest margin, lead to an increase of EUR 680 million in net interest income. The increase in total average assets was mainly attributable to an increase in customer lending, partly offset by a decline in financial assets at fair value through profit or loss.